Business Segment and Geographical Information - Distribution of Capital Expenditure by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Capital expenditures	$ 63,155	$ 80,145	$ 48,397
Ireland
Segment Reporting Information [Line Items]
Capital expenditures	29,309	32,526	30,942
Rest of Europe
Segment Reporting Information [Line Items]
Capital expenditures	9,298	13,971	2,590
U.S.
Segment Reporting Information [Line Items]
Capital expenditures	14,347	18,638	9,311
Other
Segment Reporting Information [Line Items]
Capital expenditures	$ 10,201	$ 15,010	$ 5,554